Administrator Agreement	12 Months Ended
Dec. 31, 2020
Administrator Agreement [Abstract]
Administrator Agreement

3.    Administrator agreement

The Partnership has engaged SS&C (USA) Inc. (the “Administrator”) to provide certain administrative services, including, but not limited to, maintaining the books and records of the Partnership and valuation of the Partnerships’ net asset value.